Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Minimum Ownership Amount To Be Accounted As Equity Method	at least 20% ownership
Maximum Ownership Amount To Be Accounted As Cost Method	less than 20% ownership
Loss Sharing Agreement Allocation Percentage	80% of any future losses
Period Of Unpaid Interest Or Principal For Loans Reported As Past Due	unpaid for 30 days or more
Period In Arrears On Payments Of Principal Or Interest For Discontinuation Of Recognition Of Interest Income On Commercial And Construction Loans	90 days or more in arrears
Period Of Past Due Principal And Interest For Charging Off The Impaired Portion Of Secured Loans	not later than 365 days past due
Time Period Past Due For Charging Off Commercial Unsecured Loans	no later than 180 days past due
Time Period In Arrears For Discontinuing Interest Income Recognition On Mortgage Loans	90 days or more in arrears
Time Period Past Due For Charging Off The Impaired Portion Of Mortgage Loans	180 days past due
Time Period In Arrears For Discontinuing Interest Income Recognition On Close End Consumer Loans And Home Equity Lines Of Credit	90 days or more in arrears
Time Period In Arrears For Discontinuing Interest Income Recognition On Lease Financing	90 days or more in arrears
Time Period In Arrears For Charging Off Close End Consumer Loans And Leases	120 days in arrears
Time Period In Arrears For Charging Off Open End Consumer Loans	180 days in arrears
Time Period Past Due For Charging Off Consumer Overdrafts	no later than 60 days past their due date
Period Of Sustained Performance To Discontinue Non Accrual Status	at least six months
Period Of Sustained Performance To Discontinue Non Accrual Status For Loans Providing Quarterly Or Semi Annual Payments	one year
Historical Loss Window Period Commercial And Construction	over a three-year historical loss period
Historical Loss Window Period Consumer	18-month period
Oustanding Debt Amount For Specific Impariment Of Loan	outstanding debt of $1 million or more
Period Past Due Of Interest Or Principal For Specific Impairment	90 days or more past due
Outstanding Debt Amount And Time Period For General Reserve	below the $1 million threshold and are still 90 days past due
Percent Of Remaining Principal Balance Of Delinquent Loan Repurchase Allowed	100% of the remaining principal balance of the loan
Book Value Of O R E O Appraisals Updated Annually	greater than $1 million	over $3 million at least annually
Book Value Of O R E O Appraisals Updated Every Two Years	lower than $1 million	between $1 million to $3 million
Frequency Of Updated B P O Or Appraisals Obtained For Residential Real Estate	annually
Finite-Lived Intangible Assets, Useful Life, Minimum	4
Finite-Lived Intangible Assets, Useful Life, Maximum	10
Amount Recognized in Income Due to Inflationary Accounting	$ 1,900,000
Total Assets Remeasured Due To Inflationary Accounting	8,900,000
Financing Receivable Allowance For Credit Losses Other Adjustments	1,101,000	(327,207,000)	0
Financing Receivable Allowance For Credit Losses Out Of Period Recovery Adjustment	10,700,000
Mortgages
Significant Accounting Policies [Line Items]
Financing Receivable Allowance For Credit Losses Other Adjustments	13,807,000	(197,384,000)
PUERTO RICO
Significant Accounting Policies [Line Items]
Adjustment for enacted changes in income tax laws	103,287,000	0	(12,351,000)
Financing Receivable Allowance For Credit Losses Other Adjustments	(12,706,000)	(129,823,000)
PUERTO RICO | Net [Member]
Significant Accounting Policies [Line Items]
Tax benefit related to the timing of loan charge-offs for tax purposes	53,600,000
PUERTO RICO | Mortgages
Significant Accounting Policies [Line Items]
Financing Receivable Allowance For Credit Losses Other Adjustments	$ 0	$ 0